[redacted]

NYSE Group

06063014

Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5020 | f 212.656.5893
pmadho@nyse.com

cik 1369824

CERTNYS

1-33200

December 11, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, GENESIS LEASE LIMITED, American Depositary Shares, (Each representing one Common Share, par value $0.001) and Common shares, par value $0.001 (application for the Common Shares is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on December 11, 2006. Tentative listing date – December 14, 2006.

Sincerely,